3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 3,837,754	$ 4,073,213	$ 1,188,643	$ 1,193,954
Due after one year through five years	13,309,944	13,537,787	9,791,621	9,891,023
Due after five years through ten years	17,069,261	17,513,906	6,077,917	6,086,076
Due after ten years	104,036,494	108,737,259	--	--
	$ 138,253,453	$ 143,862,165	$ 17,058,181	$ 17,171,053